LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2017
Labor Costs [Abstract]
Schedule of labor costs

	Year ended December 31,
	2017	2016	2015

Wages, salaries and social security costs	849,354	698,825	754,063
Termination benefits	25,783	27,048	30,888
Post-employment benefits (Note 21 (i))	28,213	27,758	29,390

Labor costs	903,350	753,631	814,341